REVENUES	12 Months Ended
Dec. 31, 2021
REVENUES
REVENUES

NOTE  23 – REVENUES

	Years ended December 31,
	2021	2020	2019
Mobile Services	161,131	171,089	168,905
Internet Services	90,768	96,954	108,190
Cable Television Services	82,550	89,934	101,526
Fixed and Data Services	58,930	68,825	77,187
Other services revenues	2,318	1,863	1,590
Subtotal Services revenues	395,697	428,665	457,398
Equipment revenues	29,796	26,569	29,669
Total Revenues	425,493	455,234	487,067